Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment

8. Property and Equipment

Property and equipment, net consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Computers and equipment	$12,782	$34,474
Less: accumulated depreciation	(4,536)	(30,935)
Property and equipment, net	$8,246	$3,539

Depreciation expense for the year ended December 31, 2025 and 2024 was $4,424 and $2,825 respectively.